PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

NOTE 9 - PROPERTY AND EQUIPMENT

The following table summarizes the continuity of property and equipment as at December 31, 2022 and 2021:

	Land	Building	Furniture and equipment	Computer software	Laboratory equipment	Extraction equipment	Building improvements	Right-of- use asset	Total
	$	$	$	$	$	$	$	$	$
Cost
Balance, December 31, 2020	1,592,232	1,999,328	84,849	12,105	211,395	2,911,209	3,928,281	-	10,739,399
Acquisition of Phyto Extractions	-	-	44,729	-	-	-	-	40,376	85,105
Additions	-	-	28,206	150,000	257,820	342,779	-	-	778,805
Impairment	-	-	-	(150,000)	-	-	-	-	(150,000)
Balance, December 31, 2021	1,592,232	1,999,328	157,784	12,105	469,215	3,253,988	3,928,281	40,376	11,453,309
Additions	-	-	21,361	-	772,956	45,652	30,127	49,968	920,064
Balance, December 31, 2022	1,592,232	1,999,328	179,145	12,105	1,242,171	3,299,640	3,958,408	90,344	12,373,373

Accumulated depreciation
Balance, December 31, 2020	-	216,511	20,403	1,816	20,527	296,978	146,101	-	702,336
Depreciation	-	99,968	19,621	2,056	77,662	576,919	196,416	3,365	976,007
Balance, December 31, 2021	-	316,479	40,024	3,872	98,189	873,897	342,517	3,365	1,678,343
Depreciation	-	99,967	27,326	1,649	144,721	480,881	197,539	16,125	968,208
Balance, December 31, 2022	-	416,446	67,350	5,521	242,910	1,354,778	540,056	19,490	2,646,551

Carrying value
Balance, December 31, 2021	1,592,232	1,682,849	117,760	8,233	371,026	2,380,091	3,585,764	37,011	9,774,966
Balance, December 31, 2022	1,592,232	1,582,882	111,795	6,584	999,261	1,944,862	3,418,352	70,854	9,726,822

During the year ended December 31, 2022, the Company allocated $874,644 (2021 - $825,783, 2020 - $479,490) of depreciation to the production of inventory and $93,564 (2021 - $150,224, 2020 - $92,700) to operating expenses.

During the year ended December 31, 2021, the Company recognized an impairment expense of $150,000 related to a developing software for which no future economic benefits are expected to occur.